Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited)

SHARES	CONVERTIBLE PREFERREDS (Restricted) (a)(b) - 1.3% of Net Assets	VALUE
	Biotechnology – 0.4%
294,259	Oculis SA, Series B2, 6.00% (c)	$3,130,916
79,934	Oculis SA, Series C, 6.00% (c)	850,498
		3,981,414
	Health Care Equipment & Supplies – 0.1%
189,858	IO Light Holdings, Inc. Series A2	640,771

	Pharmaceuticals – 0.8%
616,645	Aristea Therapeutics, Inc. Series B, 8.00%	3,399,995
742,138	Endeavor Biomedicines, Inc. Series B, 8.00%	3,499,997
		6,899,992
	TOTAL CONVERTIBLE PREFERREDS (Cost $10,860,130)	11,522,177

PRINCIPAL AMOUNT	NON-CONVERTIBLE NOTES - 17.1% of Net Assets
	Biotechnology – 2.6%
$3,245,000	AbbVie, Inc., 3.20% due 05/14/26	3,066,383
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	5,123,596
3,080,000	AbbVie, Inc., 4.45% due 05/14/46	2,663,825
2,200,000	Amgen, Inc., 3.20% due 11/02/27	2,040,797
2,795,000	Amgen, Inc., 2.00% due 01/15/32	2,188,077
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	9,316,581
		24,399,259
	Health Care Equipment & Supplies – 2.7%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,077,638
10,498,000	Abbott Laboratories, 4.75% due 11/30/36	10,446,581
2,413,000	Becton, Dickinson and Co., 3.70% due 06/06/27	2,285,348
1,760,000	DH Europe Finance II Sarl, 3.25% due 11/15/39	1,415,068
3,500,000	Stryker Corp., 3.65% due 03/07/28	3,333,462
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	4,988,970
		24,547,067
	Health Care Providers & Services – 7.0%
2,100,000	Cigna Corp., 3.50% due 06/15/24	2,054,231
1,504,000	Cigna Corp., 4.38% due 10/15/28	1,453,338
5,800,000	Cigna Corp., 2.38% due 03/15/31	4,761,928
8,250,000	Cigna Corp., 6.13% due 11/15/41	8,550,748
789,000	CVS Health Corp., 4.30% due 03/25/28	764,444
4,400,000	CVS Health Corp., 1.88% due 02/28/31	3,464,586
2,100,000	CVS Health Corp., 4.78% due 03/25/38	1,919,778
3,700,000	CVS Health Corp., 5.05% due 03/25/48	3,337,738

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

PRINCIPAL AMOUNT	Health Care Providers & Services – continued	VALUE
$10,500,000	Elevance Health, Inc., 3.50% due 08/15/24	$10,246,325
2,975,000	Elevance Health, Inc., 4.10% due 03/01/28	2,856,272
5,800,000	Elevance Health, Inc., 2.55% due 03/15/31	4,876,623
2,325,000	Elevance Health, Inc., 4.65% due 08/15/44	2,094,353
1,132,000	Tenet Healthcare Corp., 4.63% due 07/15/24	1,103,991
1,460,000	UnitedHealth Group, Inc., 3.85% due 06/15/28	1,400,632
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	4,749,208
10,940,000	UnitedHealth Group, Inc., 4.20% due 05/15/32	10,414,932
		64,049,127
	Healthcare Services – 0.6%
2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	2,033,918
4,100,000	Syneos Health, Inc., 3.63% due 01/15/29(d)	3,298,450
		5,332,368
	Pharmaceuticals – 4.2%
4,750,000	AstraZeneca plc, 6.45% due 09/15/37 (c)	5,396,204
7,500,000	Bristol-Myers Squibb Co., 3.20% due 06/15/26	7,157,722
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,951,569
1,290,000	IQVIA, Inc., 5.00% due 05/15/27(d)	1,229,757
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,053,452
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,168,635
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,014,036
4,000,000	Merck & Co., Inc., 3.40% due 03/07/29	3,735,634
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	7,632,480
3,200,000	Pfizer, Inc., 4.00% due 12/15/36	2,931,659
		38,271,148
	TOTAL NON-CONVERTIBLE NOTES (Cost $167,709,899)	156,598,969

SHARES	COMMON STOCKS - 101.5% of Net Assets
	Biotechnology – 13.8%
238,878	AbbVie, Inc. (e)	38,605,073
74,201	Amgen, Inc.	19,488,151
15,207	argenx SE ADR (b)(e)	5,760,868
22,668	Biogen, Inc. (b)(e)	6,277,222
14,319	Fusion Pharmaceuticals, Inc. (b)(c)	45,105
7,160	Fusion Pharmaceuticals, Inc. (Restricted) (a)(b)(c)	20,299
314,430	Galera Therapeutics, Inc. (b)	468,501
176,832	Gilead Sciences, Inc.	15,181,027
43,738	I-Mab ADR (b)	182,825
38,588	Moderna, Inc. (b)	6,931,176
594,616	Rallybio Corp. (b)(f)	3,906,627
11,738	Regeneron Pharmaceuticals, Inc. (b)	8,468,850
27,171	Sarepta Therapeutics, Inc. (b)	3,520,818
22,256	United Therapeutics Corp. (b)(e)	6,189,171

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
40,299	Vertex Pharmaceuticals, Inc. (b)(e)	$11,637,545
		126,683,258
	Health Care Equipment & Supplies – 15.2%
394,798	Abbott Laboratories (e)	43,344,872
119,329	DexCom, Inc. (b)(e)	13,512,816
93,958	Edwards Lifesciences Corp. (b)	7,010,206
74,536	Guardant Health, Inc. (b)	2,027,379
30,357	IDEXX Laboratories, Inc. (b)(e)	12,384,442
130,862	Lantheus Holdings, Inc. (b)(e)	6,668,728
211,627	Medtronic plc (e)	16,447,650
16,669	STERIS plc	3,078,598
81,734	Stryker Corp. (e)	19,983,146
115,213	Zimmer Biomet Holdings, Inc.	14,689,657
		139,147,494
	Health Care Providers & Services – 23.5%
20,815	1Life Healthcare, Inc. (b)	347,819
105,220	Acadia Healthcare Co., Inc. (b)(e)	8,661,710
33,471	Addus HomeCare Corp. (b)	3,330,030
19,912	Alerislife, Inc. (b)	10,952
20,417	AmerisourceBergen Corp.	3,383,301
30,749	Charles River Laboratories International, Inc. (b)(e)	6,700,207
100,443	Cigna Corp. (e)	33,280,784
79,635	Community Health Systems, Inc. (b)	344,023
93,621	CVS Health Corp.	8,724,541
8,200	Elevance Health, Inc.	4,206,354
58,163	HCA Healthcare, Inc. (e)	13,956,793
50,653	HealthEquity, Inc. (b)	3,122,251
45,140	Humana, Inc. (e)	23,120,257
36,738	Molina Healthcare, Inc. (b)(e)	12,131,622
64,975	Option Care Health, Inc. (b)	1,955,098
132,254	R1 RCM, Inc. (b)	1,448,181
171,893	UnitedHealth Group, Inc. (e)	91,134,231
		215,858,154
	Health Care Technology – 0.6%
338,217	Allscripts Healthcare Solutions, Inc. (b)	5,966,148

	Healthcare Services – 0.5%
19,824	Laboratory Corporation of America Holdings (e)	4,668,156

	Life Sciences Tools & Services – 6.1%
43,191	Agilent Technologies, Inc.	6,463,533
317,100	Avantor, Inc. (b)	6,687,639
2,800	ICON plc (b)	543,900
57,841	Illumina, Inc. (b)(e)	11,695,450

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

SHARES	Life Sciences Tools & Services – continued	VALUE
55,562	Thermo Fisher Scientific, Inc.	$30,597,438
		55,987,960
	Medical Devices and Diagnostics – 7.1%
24,937	Align Technology, Inc. (b)(e)	5,259,213
423,270	Boston Scientific Corp. (b)(e)	19,584,703
64,611	Danaher Corp.	17,149,052
56,048	Intuitive Surgical, Inc. (b)(e)	14,872,337
40,610	ResMed, Inc.	8,452,159
		65,317,464
	Pharmaceuticals – 32.2%
410,575	Assertio Holdings, Inc. (b)	1,765,473
16,300	AstraZeneca plc ADR (e)	1,105,140
326,754	Bristol-Myers Squibb Co. (e)	23,509,950
89,791	Catalent, Inc. (b)	4,041,493
158,691	Eli Lilly & Co. (e)	58,055,515
38,052	Horizon Therapeutics plc (b)	4,330,318
31,733	IQVIA Holdings, Inc. (b)(e)	6,501,774
49,859	Jazz Pharmaceuticals plc (b)(e)	7,943,037
423,717	Johnson & Johnson (e)	74,849,608
35,038	McKesson Corp. (e)	13,143,455
330,944	Merck & Co., Inc.	36,718,237
28,292	Perrigo Co. plc	964,474
944,647	Pfizer, Inc.	48,403,712
77,704	Teva Pharmaceutical Industries Ltd. ADR (b)	708,661
89,682	Zoetis, Inc.	13,142,897
		295,183,744
	Real Estate Investment Trusts – 2.5%
293,879	Diversified Healthcare Trust REIT	190,081
31,668	Global Medical REIT, Inc.	300,213
25,119	Healthcare Realty Trust, Inc.	484,043
66,791	Healthpeak Properties, Inc.	1,674,450
135,390	LTC Properties, Inc.	4,810,407
266,557	Medical Properties Trust, Inc.	2,969,445
5,596	National Health Investors, Inc.	292,223
235,358	Omega Healthcare Investors, Inc.	6,578,256
419,879	Sabra Health Care REIT, Inc.	5,219,096
3,075	Universal Health Realty Income Trust	146,770
		22,664,984
	TOTAL COMMON STOCKS (Cost $777,398,575)	931,477,362

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 5.3% of Net Assets	VALUE
$48,695,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $48,701,926, 1.28%, dated 12/30/22, due 01/03/23 (collateralized by U.S. Treasury Notes 0.375% - 2.875%, due 04/30/25 - 07/31/25, market value $49,668,927)	$48,695,000

SHARES
94,900	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.09% (g)	94,900
	TOTAL SHORT-TERM INVESTMENTS (Cost $48,789,900)	48,789,900
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST – 125.2% (Cost $1,004,758,504)	1,148,388,408

INTERESTS
	MILESTONE INTEREST (Restricted)(a)(b) – 0.0%
	Biotechnology – 0.0%
1	Rainier Therapeutics Milestone Interest	255,581
	TOTAL MILESTONE INTEREST (Cost $277,782)	255,581

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN - (0.2)% of Net Assets
	Call Option Contracts Written - (0.2)%
579/(6,658,500)	Abbott Laboratories Feb23 115 Call	(97,272)
660/(7,260,000)	Abbott Laboratories Jan23 110 Call	(151,800)
82/(1,353,000)	AbbVie, Inc. Jan23 165 Call	(12,956)
103/(927,000)	Acadia Healthcare Co., Inc. Jan23 90 Call	(44,290)
16/(368,000)	Align Technology, Inc. Feb23 230 Call	(17,600)
16/(352,000)	Align Technology, Inc. Jan23 220 Call	(9,264)
22/(902,000)	argenx SE Jan23 410 Call	(6,490)
163/(1,141,000)	AstraZeneca plc Jan23 70 Call	(8,150)
17/(510,000)	Biogen, Inc. Feb23 300 Call	(12,410)
16/(528,000)	Biogen, Inc. Jan23 330 Call	(2,800)
221/(1,038,700)	Boston Scientific Corp. Jan23 47 Call	(16,575)
352/(2,640,000)	Bristol-Myers Squibb Co. Feb23 75 Call	(32,736)
352/(2,904,000)	Bristol-Myers Squibb Co. Jan23 82.5 Call	(352)
15/(360,000)	Charles River Laboratories International, Inc. Feb23 240 Call	(6,375)
99/(3,366,000)	Cigna Corp. Jan23 340 Call	(37,125)
115/(1,437,500)	DexCom, Inc. Feb23 125 Call	(39,560)
174/(2,175,000)	DexCom, Inc. Jan23 125 Call	(17,400)
156/(6,084,000)	Eli Lilly & Co. Feb23 390 Call	(95,940)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

December 31, 2022

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	Call Option Contracts Written - (0.2)% - continued	VALUE
155/(6,045,000)	Eli Lilly & Co. Jan23 390 Call	$(25,575)
55/(1,430,000)	HCA Healthcare, Inc. Feb23 260 Call	(29,205)
63/(1,575,000)	HCA Healthcare, Inc. Jan23 250 Call	(13,041)
44/(2,420,000)	Humana, Inc. Feb23 550 Call	(33,880)
33/(1,848,000)	Humana, Inc. Jan23 560 Call	(2,079)
14/(602,000)	IDEXX Laboratories, Inc. Jan23 430 Call	(7,000)
56/(1,344,000)	Illumina, Inc. Jan23 240 Call	(4,760)
76/(2,166,000)	Intuitive Surgical, Inc. Feb23 285 Call	(50,388)
91/(2,593,500)	Intuitive Surgical, Inc. Jan23 285 Call	(15,470)
30/(660,000)	IQVIA Holdings, Inc. Feb23 220 Call	(14,850)
48/(816,000)	Jazz Pharmaceuticals plc Feb23 170 Call	(15,840)
415/(7,677,500)	Johnson & Johnson Feb23 185 Call	(67,645)
415/(7,470,000)	Johnson & Johnson Jan23 180 Call	(63,910)
29/(725,000)	Laboratory Corporation of America Holdings Jan23 250 Call	(3,770)
121/(786,500)	Lantheus Holdings, Inc. Jan23 65 Call	(1,815)
19/(760,000)	McKesson Corp. Jan23 400 Call	(3,306)
290/(2,320,000)	Medtronic plc Feb23 80 Call	(55,100)
299/(2,392,000)	Medtronic plc Jan23 80 Call	(28,405)
36/(1,260,000)	Molina Healthcare, Inc. Feb23 350 Call	(28,800)
78/(2,028,000)	Stryker Corp. Feb23 260 Call	(31,980)
90/(2,160,000)	Stryker Corp. Jan23 240 Call	(72,000)
22/(638,000)	United Therapeutics Corp. Feb23 290 Call	(14,630)
168/(9,408,000)	UnitedHealth Group, Inc. Feb23 560 Call	(119,280)
168/(9,240,000)	UnitedHealth Group, Inc. Jan23 550 Call	(79,632)
30/(930,000)	Vertex Pharmaceuticals, Inc. Feb23 310 Call	(13,500)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $(1,966,322))	(1,404,956)
	TOTAL INVESTMENTS - 125.0% (Cost $1,003,069,964)	1,147,239,033
	OTHER LIABILITIES IN EXCESS OF ASSETS - (25.0)%	(229,408,138)
	NET ASSETS - 100%	$917,830,895

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	A portion of security is pledged as collateral for call options written.
(f)	All or a portion of this security is on loan as of December 31, 2022.
(g)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2022.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2022, the cost of securities for Federal income tax purposes was $1,004,576,771. The net unrealized gain on securities held by the Fund was $142,662,262, including gross unrealized gain of $218,910,675 and gross unrealized loss of 76,248,413.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(Unaudited, continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2022, the Fund loaned securities valued at $95,922 and received $94,900 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2022, there were no transfers between levels.

The following is a summary of the levels used as of December 31, 2022 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferreds
Biotechnology	$-	$-	$3,981,414	$3,981,414
Health Care Equipment & Supplies	-	-	640,771	640,771
Pharmaceuticals	-	-	6,899,992	6,899,992
Non-convertible Notes
Biotechnology	-	24,399,259	-	24,399,259
Health Care Equipment & Supplies	-	24,547,067	-	24,547,067
Health Care Providers & Services	-	64,049,127	-	64,049,127
Healthcare Services	-	5,332,368	-	5,332,368
Pharmaceuticals	-	38,271,148	-	38,271,148
Common Stocks
Biotechnology	126,662,959	20,299	-	126,683,258
Health Care Equipment & Supplies	139,147,494	-	-	139,147,494
Health Care Providers & Services	215,858,154	-	-	215,858,154
Health Care Technology	5,966,148	-	-	5,966,148
Healthcare Services	4,668,156	-	-	4,668,156
Life Sciences Tools & Services	55,987,960	-	-	55,987,960
Medical Devices and Diagnostics	65,317,464	-	-	65,317,464
Pharmaceuticals	295,183,744	-	-	295,183,744
Real Estate Investment Trusts	22,664,984	-	-	22,664,984
Short-term Investments	94,900	48,695,000	-	48,789,900
Milestone Interest
Biotechnology	-	-	255,581	255,581
Total	$931,551,963	$205,314,268	$11,777,758	$1,148,643,989
Other Financial Instruments
Liabilities
Call Options Contracts Written	$(1,404,956)	$-	$-	$(1,404,956)
Total	$(1,404,956)	$-	$-	$(1,404,956)

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2022	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2022
Convertible Preferreds
Biotechnology	$3,981,414	$-	$-	$-	$-	$3,981,414
Health Care Equipment & Supplies	640,771	-	-	-	-	640,771
Pharmaceuticals	6,899,992	-	-	-	-	6,899,992
Milestone Interest
Biotechnology	268,893	(13,312)	-	-	-	255,581
Total	$11,791,070	$(13,312)	$-	$-	$-	$11,777,758

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022						$(13,312)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferreds	$11,522,177	Transaction price	(a)	N/A
Milestone Interest	255,581	Probability adjusted value	Probability of events Timing of events	39.00%-99.00% (65.36%) 1.75-12.75 (4.40) years
	$11,777,758

(a) The valuation technique used as a basis to approximate fair value of these investments is based on a transaction price or subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at December 31, 2022.

At December 31, 2022, the Fund had commitments of $833,000 relating to additional investments in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2022. The Fund on its own does not have the right to demand that such securities be registered.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(Unaudited, continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		$3,399,996	$5.51	$3,399,995
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		3,504,343	4.72	3,499,997
Fusion Pharmaceuticals, Inc. Common	09/20/22		0	2.84	20,299
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20, 05/17/21, 09/15/21	†	628,047	3.38	640,771
Oculis SA
Series B2 Cvt. Pfd	01/16/19, 12/23/19		2,477,246	10.64	3,130,916
Series C Cvt. Pfd	04/07/21		850,498	10.64	850,498
Rainier Therapeutics Milestone Interest	09/28/21		277,782	255,581.00	255,581
			$11,137,912		$11,798,057

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.